LOANS (Details 9) (Bank, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Bank
Activity in insider loans granted to the entity's executive officers and directors, including their families and firms
Loans outstanding, beginning of period	$ 8,827,000	$ 9,532,000
New loans	3,911,000	933,000
Net activity on revolving lines of credit	233,000	69,000
Repayment	(1,674,000)	(1,707,000)
Loans outstanding, end of period	11,297,000	8,827,000
Loans to related-parties classified substandard	0	0
Unfunded commitments	$ 58,000